Personnel Expenses (Tables)	12 Months Ended
Dec. 31, 2024
Personnel expenses [Abstract]
Schedule of personnel expenses	The personnel expenses mentioned in ‘‘Note 18 — Research and Development Expenses” and ‘‘Note 19 — Selling,
General and Administrative Expenses’’ above are as follows:

	Year Ended December 31,
(in thousands of $)	2024	2023	2022
Short‑term employee benefits - Salaries	$410,184	$266,482	$216,847
Short‑term employee benefits - Social Security	30,856	19,231	16,274
Post‑employment benefits	12,330	7,758	5,406
Termination benefits	2,498	1,089	401
Share‑based payment	228,142	226,830	151,912
Employer social security contributions share-based payments	51,898	7,987	5,910
Total personnel expenses	$735,908	$529,377	$396,750

Schedule of average number of full-time equivalents employees	The average number of full-time equivalents (FTE) by function is presented below:

	Year Ended December 31,
Average Number of FTEs	2024	2023	2022
Research and development	805	607	475
Selling, general and administrative	835	681	442
Total number of FTEs	1,639	1,289	917